11A. Land use right, net (Tables)	12 Months Ended
Dec. 31, 2015
ZHEJIANG JIAHUAN
Schedule Land use right
	2015	2014
	RMB’000	RMB’000

Land use right	7,987	7,987
Less: Accumulated amortisation	(1,536)	(1,373)

	6,451	6,614

	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Amortisation expense	163	163	163

ZHEJIANG TIANLAN
Schedule Land use right
	2015	2014
	RMB’000	RMB’000

Land use right	7,361	7,361
Less: Accumulated amortisation	(1,465)	(1,316)

	5,896	6,045

	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Amortisation expense	149	149	141